ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

October 6, 2022	Angela Jaimes T +1 617 951 7591 Angela.Jaimes@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	JOHCM Funds Trust

File Nos.: 333-249784 and 811-23615

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of JOHCM Funds Trust (the “Trust”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 7 to the Trust’s Registration Statement under the Securities Act and Amendment No. 9 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 7/9”), including (i) the Prospectus for Regnan Sustainable Water and Waste Fund (the “Fund”); (ii) the Statement of Additional Information for the Fund; and (iii) other information and the signature page.

Amendment No. 7/9 is being filed principally for registering Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares of the Fund, a new series of the Trust. Pursuant to paragraph (a)(2) of Rule 485 under the Securities Act, it is intended that this Amendment No. 7/9 become effective on the seventy-fifth day after the filing, unless superseded by a subsequent filing.

Please direct any questions you may have with respect to this filing to me (at 617-951-7591) or to George B. Raine (at 617-875-2562) of this firm.

Very truly yours,

/s/ Angela Jaimes

Angela Jaimes